Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Segments Region	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments	6
Number of geographical regions | Region	5
Net revenue	$ 57,786	$ 54,304	[1]	$ 46,881	[1]
Non current Assets	189,757	193,678
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	632	623		501
Non current Assets	2,533	2,457		2,496
United States [member]
Disclosure of operating segments [line items]
Net revenue	14,580	14,259		13,815
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	8,256	6,500		5,868
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	51,544	49,333		43,044
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 6,242	$ 4,971		$ 3,837

[1]	Amended to conform to 2022 presentation.